Federated Hermes MDT Large Cap Core ETF
Portfolio of Investments
May 31, 2025 (unaudited)
Shares			Value
		COMMON STOCKS—99.4%
		Communication Services—9.3%
5,383		Alphabet, Inc., Class A	$ 924,477
3,783		Fox Corp.	207,838
631		Meta Platforms, Inc.	408,566
1,738	[1]	ROBLOX Corp.	151,171
631	[1]	Spotify Technology SA	419,703
221		T-Mobile USA, Inc.	53,526
2,152	[1]	ZoomInfo Technologies, Inc.	20,552
		TOTAL	2,185,833
		Consumer Discretionary—9.7%
7,675		Advance Auto Parts, Inc.	367,863
4,094	[1]	Amazon.com, Inc.	839,311
615	[1]	Deckers Outdoor Corp.	64,895
680	[1]	DoorDash, Inc.	141,882
1,460		eBay, Inc.	106,828
732		Expedia Group, Inc.	122,061
707	[1]	Five Below, Inc.	82,415
545		General Motors Co.	27,037
46		Home Depot, Inc.	16,941
291		McDonald’s Corp.	91,330
216		Murphy USA, Inc.	92,187
64	[1]	O’Reilly Automotive, Inc.	87,520
657		PVH Corp.	55,037
92		Royal Caribbean Cruises, Ltd.	23,641
1,194	[1]	SharkNinja, Inc.	109,764
101	[1]	Ulta Beauty, Inc.	47,618
		TOTAL	2,276,330
		Consumer Staples—6.7%
1,294	[1]	Bellring Brands, Inc.	81,457
1,535		Colgate-Palmolive Co.	142,663
354		Costco Wholesale Corp.	368,224
1,232	[1]	Dollar Tree, Inc.	111,200
3,013		Estee Lauder Cos., Inc., Class A	201,690
1,290		Kimberly-Clark Corp.	185,451
1,605		Kroger Co.	109,509
4,664	[1]	Maplebear, Inc.	213,005
843		Philip Morris International, Inc.	152,237
		TOTAL	1,565,436
		Energy—2.1%
902		Cheniere Energy, Inc.	213,765
972		EOG Resources, Inc.	105,530
190		Expand Energy Corp.	22,065
606		Targa Resources, Inc.	95,706
699		Weatherford International PLC	30,476
302		Williams Cos., Inc.	18,274
		TOTAL	485,816
		Financials—14.1%
856		Ameriprise Financial, Inc.	435,909

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
526		Arch Capital Group Ltd.	$ 49,991
3,802		Bank of New York Mellon Corp.	336,895
224		Cboe Global Markets, Inc.	51,323
2,277		Corebridge Financial, Inc.	74,253
31		Goldman Sachs Group, Inc.	18,614
831		Interactive Brokers Group, Inc., Class A	174,244
56		Intercontinental Exchange, Inc.	10,069
698		Morgan Stanley	89,365
38		MSCI, Inc., Class A	21,433
2,378		Northern Trust Corp.	253,828
1,322		Progressive Corp., OH	376,677
3,512		Prudential Financial, Inc.	364,862
694		Ryan Specialty Group Holdings, Inc.	49,669
3,506		State Street Corp.	337,558
2,164		Synchrony Financial	124,755
627		The Hartford Insurance Group, Inc.	81,410
1,085		The Travelers Cos., Inc.	299,134
1,430		Virtu Financial, Inc.	57,472
216		Visa, Inc., Class A	78,881
987		Western Union Co.	9,159
		TOTAL	3,295,501
		Health Care—10.5%
2,167		AbbVie, Inc.	403,300
922	[1]	Align Technology, Inc.	166,827
1,180		Amgen, Inc.	340,052
293	[1]	Biogen, Inc.	38,028
917		Cardinal Health, Inc.	141,622
636		Cencora, Inc.	185,229
3,504	[1]	Dexcom, Inc.	300,643
8,467	[1]	Elanco Animal Health, Inc.	113,797
82		Gilead Sciences, Inc.	9,027
256		Humana, Inc.	59,681
1,656	[1]	Illumina, Inc.	136,189
1,882	[1]	Incyte Genomics, Inc.	122,443
965		Merck & Co., Inc.	74,151
6,425	[1]	Moderna, Inc.	170,648
181		Regeneron Pharmaceuticals, Inc.	88,741
382	[1]	Sarepta Therapeutics, Inc.	14,363
112		Teleflex, Inc.	13,694
168	[1]	Vertex Pharmaceuticals, Inc.	74,264
		TOTAL	2,452,699
		Industrials—10.5%
319		Allegion PLC	45,521
1,429		Allison Transmission Holdings, Inc.	147,930
789		Booz Allen Hamilton Holding Corp.	83,831
103		Curtiss-Wright Corp.	45,331
567		Emerson Electric Co.	67,689
154		GE Aerospace	37,870
1,319		GE Vernova, Inc.	623,861
174		Lennox International, Inc.	98,214
124		Lockheed Martin Corp.	59,815
400		Manpower, Inc.	16,780

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
726		Masco Corp.	$ 45,317
92		Northrop Grumman Corp.	44,599
563		Paycom Software, Inc.	145,868
237		Ryder System, Inc.	34,870
261		Trane Technologies PLC	112,301
621	[1]	Uber Technologies, Inc.	52,263
1,356	[1]	United Airlines Holdings, Inc.	107,727
4,670		Veralto Corp.	471,810
425		Verisk Analytics, Inc.	133,510
299		Waste Management, Inc.	72,050
		TOTAL	2,447,157
		Information Technology—30.5%
653	[1]	Adobe, Inc.	271,054
5,062		Apple, Inc.	1,016,703
1,714	[1]	Arista Networks, Inc.	148,501
77	[1]	Atlassian Corp. PLC	15,988
740		Broadcom, Inc.	179,132
930	[1]	Cirrus Logic, Inc.	91,475
268		Dell Technologies, Inc.	29,820
2,548	[1]	DXC Technology Co.	38,730
1,566	[1]	Enphase Energy, Inc.	64,817
266	[1]	EPAM Systems, Inc.	46,414
5,194	[1]	Fortinet, Inc.	528,645
1,735	[1]	GoDaddy, Inc.	316,030
2,111		Hewlett Packard Enterprise Co.	36,478
47	[1]	HubSpot, Inc.	27,725
911	[1]	Kyndryl Holdings, Inc.	35,565
766		Marvell Technology, Inc.	46,106
3,211		Microsoft Corp.	1,478,216
1,461		NetApp, Inc.	144,873
5,547	[1]	Nutanix, Inc.	425,399
5,557		NVIDIA Corp.	750,917
95	[1]	Onto Innovation, Inc.	8,734
739	[1]	Palantir Technologies, Inc.	97,385
876	[1]	Palo Alto Networks, Inc.	168,560
634		Pegasystems, Inc.	62,227
589	[1]	Qorvo, Inc.	44,776
3,778		Qualcomm, Inc.	548,566
83		Salesforce, Inc.	22,026
1,410		Skyworks Solutions, Inc.	97,332
3,912		Teradyne, Inc.	307,483
92	[1]	Zoom Communications, Inc.	7,475
268	[1]	Zscaler, Inc.	73,888
		TOTAL	7,131,040
		Materials—2.9%
906		Alcoa Corp.	24,254
1,055	[1]	Axalta Coating Systems Ltd.	32,494
6,262		Celanese Corp.	330,822
732		FMC Corp.	29,690
1,059		Mosaic Co./The	38,272
2,695		Newmont Corp.	142,080
639		PPG Industries, Inc.	70,801

Shares			Value
		COMMON STOCKS—continued
		Materials—continued
124		Steel Dynamics, Inc.	$ 15,261
		TOTAL	683,674
		Real Estate—1.6%
133	[1]	CBRE Group, Inc.	16,628
461		Gaming and Leisure Properties, Inc.	21,529
5,572		Kilroy Realty Corp.	179,418
174		Simon Property Group, Inc.	28,374
768		Welltower, Inc.	118,487
		TOTAL	364,436
		Utilities—1.5%
276		American Electric Power Co., Inc.	28,563
413		DTE Energy Co.	56,436
565		Duke Energy Corp.	66,512
2,426		Edison International	135,007
519		Exelon Corp.	22,743
237		Southern Co.	21,330
268		WEC Energy Group, Inc.	28,794
		TOTAL	359,385
		TOTAL INVESTMENT IN SECURITIES—99.4% (IDENTIFIED COST $22,643,017)	23,247,307
		OTHER ASSETS AND LIABILITIES - NET—0.6%[2]	129,821
		NET ASSETS—100%	$23,377,128

1	Non-income-producing security.
2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at May 31, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of Federated MDTA LLC (the “Adviser”), certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”) is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different. The trading prices of the Fund’s shares listed on its exchange may differ from the Fund’s NAV and will normally be affected by market forces, such as supply and demand, economic conditions, the market value of the Fund’s disclosed portfolio holdings and other factors. As a result, trading prices may be lower, higher or the same as the Fund’s NAV; and investors may pay more than NAV when buying shares and receive less than NAV when selling shares through the exchange.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.

The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of May 31, 2025, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.